Cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Cash and cash equivalents with restrictions on use	$ 27	$ 22
Countries with restrictions on repatriation
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Cash and cash equivalents with restrictions on use	4	2
Capital expenditure under lease agreements
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Cash and cash equivalents with restrictions on use	17	15
Other restrictions
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Cash and cash equivalents with restrictions on use	$ 6	$ 5